General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and administrative expenses
General and administrative expenses

	2021	2020	2019
Personnel expenses	10,713	6,319	5,358
Legal, consulting and audit expenses	8,134	5,601	3,055
Other expenses	5,371	1,795	1,853
	24,218	13,715	10,266